INCOME TAXES	12 Months Ended
Dec. 31, 2012
INCOME TAXES
INCOME TAXES

15.  INCOME TAXES

Provision for Income Taxes

year ended December 31 (millions of Canadian dollars)	2012	2011	2010

Current
Canada	171	196	29
Foreign	14	(2)	(169)

	185	194	(140)

Deferred
Canada	60	126	161
Foreign	216	226	351

	276	352	512

Income Tax Expense	461	546	372

Geographic Components of Income

year ended December 31 (millions of Canadian dollars)	2012	2011	2010

Canada	821	1,069	758
Foreign	1,096	1,109	969

Income before Income Taxes	1,917	2,178	1,727

Reconciliation of Income Tax Expense

year ended December 31 (millions of Canadian dollars)	2012	2011	2010

Income before Income Taxes	1,917	2,178	1,727
Federal and provincial statutory tax rate	25.0%	26.5%	28.0%
Expected income tax expense	479	577	484
Income tax differential related to regulated operations	41	42	8
Higher/(lower) effective foreign tax rates	1	(5)	(36)
Income from equity investments and non-controlling interests	(40)	(45)	(40)
Other	(20)	(23)	(44)

Actual Income Tax Expense	461	546	372

Deferred Income Tax Assets and Liabilities

at December 31 (millions of Canadian dollars)	2012	2011

Deferred Income Tax Assets
Operating loss carryforwards	1,024	900
Financial instruments	88	166
Pension and other post-employment benefits	83	42
Deferred amounts	49	49
Other	86	117

	1,330	1,274

Deferred Income Tax Liabilities
Difference in accounting and tax bases of plant, equipment and PPAs	3,804	3,609
Equity investments	578	457
Taxes on future revenue requirement	283	295
Unrealized foreign exchange gains on long-term debt	159	133
Other	70	87

	4,894	4,581

Net Deferred Income Tax Liabilities	3,564	3,307

The above deferred tax amounts have been classified in the Consolidated Balance Sheet as follows:

at December 31 (millions of Canadian dollars)	2012	2011

Deferred Income Tax Assets
Other current assets (Note 5)	285	239
Intangible and other assets (Note 10)	104	126

	389	365

Deferred Income Tax Liabilities
Accounts payable and other (Note 12)	–	81
Deferred income taxes	3,953	3,591

	3,953	3,672

Net Deferred Income Tax Liabilities	3,564	3,307

At December 31, 2012, the Company has recognized the benefit of unused non-capital loss carryforwards of $865 million (2011 – $450 million) for federal and provincial purposes in Canada, which expire from 2014 to 2032.

At December 31, 2012, the Company has recognized the benefit of unused net operating loss carryforwards of US$2,174 million (2011 – US$2,119 million) for federal purposes in the U.S., which expire from 2028 to 2032.

Unremitted Earnings of Foreign Investments
 Income taxes have not been provided on the unremitted earnings of foreign investments that the Company does not intend to repatriate in the foreseeable future. Deferred income tax liabilities would have increased at December 31, 2012 by approximately $144 million (2011 – $136 million) if there had been a provision for these taxes.

Income Tax Payments
 Income tax payments of $175 million, net of refunds, were made in 2012 (2011 – refunds, net of payments made, of $85 million; 2010 – payments, net of refunds, of $57 million).

Reconciliation of Unrecognized Tax Benefit
 Below is the reconciliation of the annual changes in the total unrecognized tax benefit:

at December 31 (millions of Canadian dollars)	2012	2011	2010

Unrecognized tax benefits at beginning of year	48	58	52
Gross increases – tax positions in prior years	2	9	7
Gross decreases – tax positions in prior years	(6)	(7)	(1)
Gross increases – tax positions in current year	9	11	8
Settlements	–	–	(7)
Lapses of statute of limitations	(8)	(23)	(1)

Unrecognized tax benefits at end of year	45	48	58

TCPL expects the enactment of certain Canadian federal tax legislation in the next 12 months which is expected to result in a favourable income tax adjustment of approximately $25 million. Otherwise, subject to the results of audit examinations by taxing authorities and other legislative amendments, TCPL does not anticipate further adjustments to the unrecognized tax benefits during the next twelve months that would have a material impact on its financial statements.

TCPL and its subsidiaries are subject to either Canadian federal and provincial income tax, U.S. federal, state and local income tax or the relevant income tax in other international jurisdictions. The Company has substantially concluded all Canadian federal and provincial income tax matters for the years through 2007. Substantially all material U.S. federal income tax matters have been concluded for years through 2007 and U.S. state and local income tax matters through 2007.

TCPL's practice is to recognize interest and penalties related to income tax uncertainties in Income Tax Expense. Net tax expense for the year ended December 31, 2012 reflects a reversal of $2 million of interest expense and nil for penalties (2011 – $12 million reversal of interest expense and nil for penalties; 2010 – $3 million for interest expense and nil for penalties). At December 31, 2012, the Company had $5 million accrued for interest expense and nil accrued for penalties (December 31, 2011 – $7 million accrued for interest expense and nil accrued for penalties).